Net Debt (Debt Issued) (Details) € in Millions, $ in Millions	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Interest bearing loans and borrowings
Borrowings		$ 27,495	$ 20,380
Fixed-rate notes, 0.300%, maturing in May 2023
Interest bearing loans and borrowings
Borrowings		$ 1,400
Interest rate on borrowings	0.30%	0.30%
Fixed-rate notes, 0.700%, maturing in May 2024
Interest bearing loans and borrowings
Borrowings		$ 1,600
Interest rate on borrowings	0.70%	0.70%
Fixed-rate notes, 1.200%, maturing in May 2026
Interest bearing loans and borrowings
Borrowings		$ 1,250
Interest rate on borrowings	1.20%	1.20%
Fixed-rate notes, 1.750%, maturing in May 2028
Interest bearing loans and borrowings
Borrowings		$ 1,250
Interest rate on borrowings	1.75%	1.75%
Fixed-rate notes, 2.250%, maturing in May 2031
Interest bearing loans and borrowings
Borrowings		$ 750
Interest rate on borrowings	2.25%	2.25%
Fixed-rate notes, 3.000%, maturing in May 2051
Interest bearing loans and borrowings
Borrowings		$ 750
Interest rate on borrowings	3.00%	3.00%
Fixed-rate notes, 0.375%, maturing in May 2029
Interest bearing loans and borrowings
Borrowings | €	€ 800
Interest rate on borrowings	0.375%	0.375%